IMPAIRMENT LOSS (Tables)	12 Months Ended
Dec. 31, 2013
IMPAIRMENT LOSS
Schedule of impairment losses
	As at December 31, 2013

	Pre-impairment Carrying Value	Impairment Loss	Post-impairment Carrying Value	Impairment Loss (net of tax)

Property, plant and mine development:

Meadowbank mine	$732,499	$(269,269)	$463,230	$(194,511)

Lapa mine	136,766	(67,894)	68,872	(41,687)

	$869,265	$(337,163)	$532,102	$(236,198)

Goodwill:

Meliadine project	$200,064	$(200,064)	$–	$(200,064)

		$(537,227)		$(436,262)

	As at December 31, 2011

	Pre-impairment Carrying Value	Impairment Loss	Post-impairment Carrying Value	Impairment Loss (net of tax)

Property, plant and mine development:

Meadowbank mine	$1,670,838	$(907,681)	$763,157	$(644,903)